Business Acquisitions	12 Months Ended
Dec. 31, 2012
Business Acquisitions [Abstract]
Business Acquisitions
Note 25 – Business Acquisitions

Acquisitions in 2012

There have been no business acquisitions in the year ended December 31, 2012.

Acquisitions in 2011

In January 2011, our then subsidiary Archer acquired Universal Wireline for $26 million on a debt and cash free basis, however Universal Wireline was deconsolidated together with Archer in February 2011. There were no other business acquisitions in the year ended December 31, 2011.

Acquisitions in 2010

Scorpion Offshore Ltd ("Scorpion")

Scorpion was established and incorporated in Bermuda with the purpose of operating a fleet of offshore drilling rigs and is listed on the Oslo Stock Exchange. Seadrill acquired its first shares in Scorpion and entered into forward contracts for the purchase of Scorpion shares in early 2008. In April 2010, Seadrill increased its ownership to 40.0 percent at a price per Scorpion share of NOK36.00. At that time Scorpion had a fleet of seven premium jack-up rigs with operations in South America, Middle East and South East Asia. In late May 2010, Seadrill increased its ownership to 50.1 percent of the outstanding shares and simultaneously announced a bid of NOK40.50 per share for the remaining outstanding shares that was launched on June 4, 2010. On July 19, 2010, it was announced that the holders of 48.7 percent of the total number of outstanding shares had accepted the offer increasing our ownership to 98.8 percent of the outstanding shares and votes in Scorpion. On September 20, 2010, Seadrill informed remaining Scorpion shareholders of its intention to exercise its right under Bermuda company law to compulsory acquire all remaining outstanding shares in Scorpion. The compulsory acquisition was completed on October 25, 2010 and the company's shares were delisted from the Oslo Stock Exchange on November 17, 2010.

Seadrill has applied the purchase method in this business combination. As part of the process, a valuation analysis has been performed to determine the fair values of identifiable assets and liabilities of Scorpion as of the acquisition date. The determination of the value of these components required the Company to make various estimates and assumptions. Critical estimates in valuing certain of the intangible assets include but are not limited to the net present value of future expected cash flows from operations.

The allocation of the purchase price of Scorpion was based upon fair value studies.

Acquisition consideration was as follows:
(In US$ millions)
Cash	57
Fair Value of previously held 40% equity interest	226
Fair Value of Non Controlling Interests	282
Total acquisition consideration	565

On May 28, 2010 the Company acquired control of Scorpion, and re-measured the previously held 40.0% equity interest to its fair value. The difference between the $115 million book value and the $226 million fair value of the previously held 40.0% interest was recorded as a gain on a separate line item under financial items in the consolidated statement of operations in the year ended December 31, 2010.

As a result of the acquisition of control, we also recognized a gain on a bargain purchase as the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired. We subsequently performed a reassessment of the values of all assets acquired, liabilities assumed, and consideration transferred. The reassessment confirmed our initial gain on bargain purchase.

During the third and fourth quarter of 2010, the Company acquired the remaining shares in Scorpion for a total amount of $292 million, increasing the Company's ownership in Scorpion to 100% of the outstanding shares as of December 31, 2010. With effect from June 1, 2010, the results of Scorpion's operations were included in our consolidated financial statements.

Gray Wireline Service, Inc
In December 2010, Archer, acquired Gray Wireline Service, Inc. ("Gray"), an independent cased hole wireline company in the U.S. The purchase price was US$ 161 million.

Rig Inspection Services Limited

In August 2010, Archer acquired Rig Inspection Services Limited ("RIS"), a private company with offices in Singapore and Australia. The purchase price was US$ 9 million.

The purchase price of the acquired companies has been allocated as follows:

(In US$ millions)	Scorpion	Gray	RIS	Total
Assets:
Intangible assets	-	36	2	38
Goodwill	-	80	5	85
Fixed assets	1,234	44	-	1,278
Receivables and other current assets	210	33	3	246
Total assets	1,444	193	10	1,647

Liabilities:
Deferred tax	-	25	-	26
Payables and other current liabilities	823	8	1	831
Total liabilities	823	33	1	857

Purchase Price	565	161	9	735
Gain on bargain purchase	56	-	-	56